Eaton Vance
Small-Cap Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 97.7%
Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	19,997	$ 1,618,357
		$ 1,618,357
Automobile Components — 2.7%
Dorman Products, Inc.(1)	32,695	$ 3,412,050
		$ 3,412,050
Banks — 13.3%
Commerce Bancshares, Inc.	52,839	$ 2,599,679
Community Financial System, Inc.	61,799	3,624,511
Cullen/Frost Bankers, Inc.	10,067	1,379,984
First Financial Bankshares, Inc.	42,581	1,254,011
Old National Bancorp	124,673	2,755,273
Southstate Bank Corp.	37,492	3,468,760
Stock Yards Bancorp, Inc.	7,160	474,637
Webster Financial Corp.	15,098	1,048,103
		$ 16,604,958
Building Products — 10.3%
A.O. Smith Corp.	37,146	$ 2,449,407
Advanced Drainage Systems, Inc.	13,602	1,865,242
AZZ, Inc.	18,501	2,315,030
CSW Industrials, Inc.	16,000	4,169,280
Hayward Holdings, Inc.(1)	152,767	2,044,023
		$ 12,842,982
Capital Markets — 1.8%
Stifel Financial Corp.	29,473	$ 2,178,644
		$ 2,178,644
Chemicals — 3.9%
Balchem Corp.	14,391	$ 2,438,987
Quaker Chemical Corp.	19,831	2,463,605
		$ 4,902,592
Construction Materials — 1.0%
Knife River Corp.(1)	15,101	$ 1,232,997
		$ 1,232,997
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
Chefs' Warehouse, Inc.(1)	17,079	$ 1,015,346
		$ 1,015,346
Containers & Packaging — 1.8%
AptarGroup, Inc.	18,028	$ 2,271,889
		$ 2,271,889
Distributors — 0.4%
Pool Corp.	2,564	$ 518,774
		$ 518,774
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	21,666	$ 1,779,429
		$ 1,779,429
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	108,377	$ 3,290,326
		$ 3,290,326
Electric Utilities — 2.6%
IDACORP, Inc.	22,713	$ 3,247,278
		$ 3,247,278
Electronic Equipment, Instruments & Components — 2.2%
Badger Meter, Inc.	13,286	$ 2,024,122
Ralliant Corp.	17,108	711,522
		$ 2,735,644
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	14,338	$ 951,613
Flywire Corp.(1)	50,330	585,841
		$ 1,537,454
Food Products — 1.9%
Post Holdings, Inc.(1)	23,447	$ 2,317,970
		$ 2,317,970
Ground Transportation — 0.7%
Lyft, Inc., Class A(1)	63,217	$ 840,786
		$ 840,786
Health Care Providers & Services — 5.1%
Addus HomeCare Corp.(1)	13,023	$ 1,219,604
Option Care Health, Inc.(1)	66,948	1,802,240

Eaton Vance
Small-Cap Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Progyny, Inc.(1)	29,261	$ 496,852
U.S. Physical Therapy, Inc.	38,244	2,866,770
		$ 6,385,466
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	19,374	$ 471,369
		$ 471,369
Hotels, Restaurants & Leisure — 4.8%
Aramark	79,681	$ 3,230,268
Wyndham Hotels & Resorts, Inc.	34,570	2,808,121
		$ 6,038,389
Household Durables — 1.3%
Meritage Homes Corp.	10,707	$ 662,121
Taylor Morrison Home Corp.(1)	16,521	962,183
		$ 1,624,304
Household Products — 0.5%
WD-40 Co.	3,256	$ 664,029
		$ 664,029
Industrial REITs — 4.3%
EastGroup Properties, Inc.	12,159	$ 2,250,509
Rexford Industrial Realty, Inc.	34,462	1,127,941
Terreno Realty Corp.	31,294	1,922,078
		$ 5,300,528
Insurance — 4.5%
First American Financial Corp.	31,650	$ 1,908,179
Hamilton Insurance Group Ltd., Class B	73,856	2,203,124
White Mountains Insurance Group Ltd.	674	1,480,751
		$ 5,592,054
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	23,635	$ 1,235,165
		$ 1,235,165
Machinery — 8.9%
Atmus Filtration Technologies, Inc.	29,549	$ 1,677,497
Donaldson Co., Inc.	37,953	3,221,071
ESCO Technologies, Inc.	9,296	2,615,616
Franklin Electric Co., Inc.	38,302	3,530,295
		$ 11,044,479
Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp.	19,115	$ 1,323,140
		$ 1,323,140
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc.(1)	53,464	$ 1,685,720
Diodes, Inc.(1)	47,168	3,219,688
		$ 4,905,408
Software — 5.1%
Alkami Technology, Inc.(1)	38,258	$ 599,503
Appfolio, Inc., Class A(1)	3,527	556,631
Bentley Systems, Inc., Class B	37,256	1,308,431
CCC Intelligent Solutions Holdings, Inc.(1)	286,274	1,717,644
Descartes Systems Group, Inc.(1)	23,229	1,662,267
Manhattan Associates, Inc.(1)	4,156	553,247
		$ 6,397,723
Specialty Retail — 2.7%
Valvoline, Inc.(1)	100,864	$ 3,397,099
		$ 3,397,099
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd.	50,131	$ 1,700,443
		$ 1,700,443
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	49,033	$ 2,422,230
EquipmentShare.com, Inc., Class A(1)	51,408	1,047,181
		$ 3,469,411
Total Common Stocks (identified cost $108,375,364)		$121,896,483

Eaton Vance
Small-Cap Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	2,959,795	$ 2,959,795
Total Short-Term Investments (identified cost $2,959,795)		$ 2,959,795
Total Investments — 100.1% (identified cost $111,335,159)		$124,856,278
Other Assets, Less Liabilities — (0.1)%		$ (137,296)
Net Assets — 100.0%		$124,718,982
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,959,795, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,813	$18,953,848	$(15,995,866)	$ —	$ —	$2,959,795	$23,966	2,959,795
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Small-Cap Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$121,896,483*	$ —	$ —	$121,896,483
Short-Term Investments	2,959,795	—	—	2,959,795
Total Investments	$124,856,278	$ —	$ —	$124,856,278
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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